                                                                NUVEEN
                                                                   Investments

--------------------------------------------------------------------------------
Nuveen Growth
  and Income Funds
--------------------------------------------------------------------------------

                      SEMIANNUAL REPORT  DECEMBER 31, 2000

For investors seeking long-term growth and current income potential.

                             [PHOTO APPEARS HERE]

                          INVEST WELL

                 LOOK AHEAD

                                LEAVE YOUR MARK

Large-Cap Value Fund
Balanced Municipal and Stock Fund
Balanced Stock and Bond Fund
European Value Fund

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total return, portfolio allocation and net asset value -- are now all on one easy-to-read page. Finally, we want you to know what has happened in the market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending June 30, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to call us at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.

      Contents

 1  Dear Shareholder
 3  Market Commentary
 4  Nuveen Large--Cap Value Fund Spotlight
 5  Nuveen Balanced Municipal and Stock Fund Spotlight
 6  Nuveen Balanced Stock and Bond Fund Spotlight
 7  Nuveen European Value Fund Spotlight
 8  Portfolio of Investments
19  Statement of Net Assets
20  Statement of Operations
21  Statement of Changes in Net Assets
23  Notes to Financial Statements
31  Financial Highlights
37  Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

Quality is a term that holds special meaning for all of us at Nuveen Investments. With an unrelenting emphasis on quality in our securities selection, our people and our services, we dedicate ourselves to helping you invest well.

We view quality as central to our time-tested investment philosophy. The portfolios we design and manage enable us to help you build and enhance the high-quality core of your portfolio. Particularly in challenging market environments, we want to reassure you of the power and benefits of a long-term investment discipline. We try to make it easy for you and your advisor to feel comfortable enlisting our expertise and entrusting us with your wealth.

Quality counts in every aspect of investing well, from the excellence of our portfolio management to the excellence of the advice you receive from your trusted advisors. This commitment to quality enables us to help you build your wealth with confidence over time.

Quality Portfolio Management and Products
Nuveen's growth and income style mutual funds are managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Large-Cap Value Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. These 20 portfolio managers and research analysts draw on 300 combined years of investment experience to offer:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

Our senior loan products are managed by Nuveen Senior Loan Asset Management Inc. The team is led by Executive Managing Director Jeffrey Maillet, who has been managing senior floating rate loan products since the market's beginnings almost 20 years ago. He is supported by an experienced team of credit research analysts. Together, these professionals follow a well-defined, disciplined investment process to seek opportunities in the senior loan market.

Our two newest equity funds - Nuveen Innovation and Nuveen International Growth --were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

                                                   Semiannual Report     page 1

Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

New Name, Same Objective

Nuveen Growth and Income Stock Fund was renamed Nuveen Large-Cap Value Fund in January 2001. This new name more appropriately communicates the almost five-year-old fund's value investment style.

The fund's investment objective - to provide over time a superior total return from a diversified portfolio - remains the same.

Please review your fund's Fund Spotlight to learn how it is positioned as of its semiannual period, ended December 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
February 12, 2001


Semiannual Report   page 2

Market Commentary
   NUVEEN GROWTH AND INCOME FUNDS



The benefits of adhering to an asset allocation plan were abundantly obvious in 2000. In contrast to the S&P 500's dismal one-year total return of -9.1% in 2000, the S&P Barra Value Index rose 6.1%. In contrast, the S&P Barra Growth Index declined -22.1% for the one-year period ended December 31, 2000.

The calendar-year decline in the S&P 500 in 2000 was its first since 1990. Stocks in the technology, media, and telecommunications (TMT) sectors were the primary drivers of weakness.

Economic growth in the United States is slowing, evidenced by rising unemployment claims, cuts in vehicle production, and falling consumer confidence. Orders for capital goods also have weakened considerably.

Given the extent of this economic deterioration, as well as the lags in the economy to changes in monetary and fiscal policy, ICAP believes very slow growth is likely in the first two quarters of 2001.

However, corrective forces appear to be building. The Federal Reserve eased short-term rates twice in January 2001, cutting the federal funds rate by one percentage point to 5.5%. And slower economic growth as well as an expected decline in energy prices, is expected to take some of the pressure off consumer prices. A survey of 54 economists by The Wall Street Journal found that, on average, they expect the inflation rate to decline from its level of 3.4% at December 31, 2000 to 2.8% at June 30, 2001.

These corrective forces should be positive for the stock market in 2001. Weakening profits and high valuation levels seem likely to place constraints on overall market returns and the potential for strength in the TMT sectors. Overall, returns in the low-to mid-double digits could mark the upper limit of performance in 2001 for a broad market index like the S&P 500.

We will continue to focus on our "Targeting the Targets" theme in managing the equity portion of the four Nuveen mutual funds. This theme reflects our view that outside the TMT sectors, a number of companies with depressed valuations will attract corporate or private equity buyers due to their solid business franchises and strong cash flow. Within the TMT sectors, we have instituted a new theme, "Picking up The Pieces." Stocks in this theme have suffered extreme price declines, but have business franchises and balance sheets that we believe position them well even in a less than ideal financial environment.

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within its specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's subadvisor for value investing, Institutional Capital Corporation
(ICAP), is a highly successful institutional money manager with nearly 30 years of experience. These professionals specialize in finding undervalued midsize and large company stocks that are poised for significant growth.

This disciplined, research-oriented approach is the key investment strategy for the Nuveen Growth and Income Funds.


Institutional Capital Corporation
February 12, 2001                                     Semiannual Report   page 3

Fund Spotlight as of 12-31-00

   NUVEEN LARGE-CAP VALUE FUND
             (Formerly Nuveen Growth and Income Stock Fund)

--------------------------------------------------------------------------------

Quick Facts


                          A Shares     B Shares     C Shares      R Shares
---------------------------------------------------------------------------
NAV                       $24.49       $24.38        $24.34       $24.53
---------------------------------------------------------------------------
CUSIP                     67064Y503    67064Y602     67064Y701    67064Y800
---------------------------------------------------------------------------
Latest Dividend/1/        $0.2058      $0.0174       $0.0174      $0.2692
---------------------------------------------------------------------------
Latest Capital Gain/2/    $2.3890      $2.3890       $2.3890      $2.3890
---------------------------------------------------------------------------
Inception Date            8/96         8/96          8/96         8/96
---------------------------------------------------------------------------

Annualized Total Returns/3/
   as of December 31, 2000

                            A Shares              B Shares         C Shares      R Shares
-----------------------------------------------------------------------------------------
                        NAV        Offer    w/o CDSC     w/CDSC       NAV           NAV
-----------------------------------------------------------------------------------------
1-Year                  7.46%      1.28%      6.72%       2.85%      6.73%         7.72%
-----------------------------------------------------------------------------------------
3-Year                 10.62%      8.47%      9.86%       9.02%      9.84%        10.91%
-----------------------------------------------------------------------------------------
Since Inception        16.59%     15.03%     15.75%      15.48%     15.72%        16.89%
-----------------------------------------------------------------------------------------

Top Ten Stock Holdings/5/

Citigroup Inc.                        4.7%
------------------------------------------
Fannie Mae                            4.1%
------------------------------------------
Texaco Inc.                           3.5%
------------------------------------------
The Allstate Corporation              3.5%
------------------------------------------
FPL Group, Inc.                       3.5%
------------------------------------------
MetLife, Inc.                         3.3%
------------------------------------------
Wells Fargo & Company                 3.3%
------------------------------------------
General Dynamics Corporation          3.3%
------------------------------------------
Verizon Communications Inc.           3.1%
------------------------------------------
Bristol-Myers Squibb Company          3.1%
------------------------------------------

Portfolio Allocation

[PIE CHART APPEARS HERE]

Equity                                 97%
------------------------------------------
Cash Equivalents                        3%
------------------------------------------

--------------------------------------------------------------------------------

/1/ Paid December 29, 2000. This is the latest annual taxable income dividend paid for the period ended December 31, 2000.

/2/ Paid December 7, 2000. Capital gains and/or ordinary income distributions are subject to federal taxation.

/3/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/4/ As a percentage of total portfolio holdings as of December 31, 2000.
    Holdings are subject to change.

/5/ As a percentage of total stock holdings as of December 31, 2000. Holdings are subject to change.

/6/ For Class A shares after credit/reimbursement.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Stock Sectors/4/
------------------------------
Financials               27.3%
Consumer Cyclicals       13.7%
Utilities                11.3%
Energy                   11.0%
Healthcare               10.3%

Portfolio Stats
------------------------------
Total Net Assets
$863.1 million

Beta
0.76

Average Market
Capitalization (stocks)
$63 billion

Average P/E (stocks)
16.7

Number of Stocks
47

Expense Ratio/6/
1.34%

                                                     Semiannual Report    page 4

Fund Spotlight as of 12-31-00
   NUVEEN BALANCED MUNICIPAL AND STOCK FUND

--------------------------------------------------------------------------------

Quick Facts

                            A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                         $24.21       $24.80       $24.78       $23.96
--------------------------------------------------------------------------------
CUSIP                       67064Y883    67064Y875    67064Y867    67064Y859
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.2095      $0.0254      $0.0254      $0.2688
--------------------------------------------------------------------------------
Latest Tax-exempt
Dividend/2/                 $0.0545      $0.0395      $0.0395      $0.0590
--------------------------------------------------------------------------------
Latest Capital Gain/3/      $1.1301      $1.1301      $1.1301      $1.1301
--------------------------------------------------------------------------------
Inception Date              8/96         8/96         8/96         8/96
--------------------------------------------------------------------------------

Annualized Total Returns/4/
 as of December 31, 2000

                      A Shares          B Shares        C Shares   R Shares
--------------------------------------------------------------------------------
                   NAV     Offer    w/o CDSC  w/CDSC    NAV        NAV
--------------------------------------------------------------------------------
1-Year             6.20%   0.08%    5.45%     1.50%     5.46%      6.43%
--------------------------------------------------------------------------------
3-Year             6.38%   4.31%    5.62%     4.72%     5.61%      6.65%
--------------------------------------------------------------------------------
Since Inception    9.79%   8.32%    9.01%     8.67%     8.99%     10.07%
--------------------------------------------------------------------------------

Yields
 as of December 31, 2000

                     A Shares        B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
                   NAV     Offer     w/o CDSC    w/o CDSC    NAV
--------------------------------------------------------------------------------
30-Day SEC Yield   3.01%   2.83%     2.24%       2.24%        3.27%
--------------------------------------------------------------------------------

Top Five Stock Holdings/5/

Citigroup Inc.                  4.7%
------------------------------------
Fannie Mae                      4.1%
------------------------------------
The Allstate Corporation        3.5%
------------------------------------
Wells Fargo & Company           3.5%
------------------------------------
General Dynamics Corporation    3.5%
------------------------------------

Portfolio Allocation

[PIE CHART APPEARS HERE]

Bonds                            59%
------------------------------------
Equity                           41%
------------------------------------

--------------------------------------------------------------------------------
/1/ Paid December 29, 2000. This is the latest annual taxable income dividend paid for the period ended December 31, 2000.

/2/ Paid December 26, 2000. This is the latest monthly tax-exempt dividend paid for the period ended December 31, 2000.

/3/ Paid December 7, 2000. Capital gains and/or ordinary income distributions are subject to federal taxation.

/4/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/5/ As a percentage of total stock holdings as of December 31, 2000. Holdings are subject to change.

/6/  For Class A shares after credit/reimbursement.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Stock
Sectors/5/
----------------------------

Financials           28.3%
Consumer Cyclicals   14.2%
Utilities            11.4%
Energy               11.1%
Healthcare           10.7%


Portfolio Stats
----------------------------

Total Net Assets
$147.3 million

Average Durations (bonds)
5.69

Average Market
Capitalization (stocks)
$63 billion

Average P/E (stocks)
16.7

Number of Stocks
47

Expense Ratio/6/
1.24%

Semiannual Report         page 5

Fund Spotlight as of 12-31-00
   NUVEEN BALANCED STOCK AND BOND FUND

--------------------------------------------------------------------------------
Quick Facts

                        A Shares        B Shares        C Shares      R Shares
--------------------------------------------------------------------------------
NAV                     $25.40          $25.40          $25.41        $25.40
--------------------------------------------------------------------------------
CUSIP                   67064Y107       67064Y206       67064Y305     67064Y404
--------------------------------------------------------------------------------
Latest Dividend/1/      $0.1463         $0.0977         $0.0977       $0.1624
--------------------------------------------------------------------------------
Latest Capital Gain/2/  $1.9363         $1.9363         $1.9363       $1.9363
--------------------------------------------------------------------------------
Inception Date          8/96            8/96            8/96          8/96
--------------------------------------------------------------------------------

Annualized Total Returns/3/
 as of December 31, 2000

                         A Shares          B Shares        C Shares   R Shares
--------------------------------------------------------------------------------
                       NAV     Offer     w/o CDSC w/CDSC   NAV        NAV
--------------------------------------------------------------------------------
1-Year                  9.22%   2.94%     8.44%   4.49%     8.44%      9.49%
--------------------------------------------------------------------------------
3-Year                  9.69%   7.55%     8.89%   8.04%     8.90%      9.94%
--------------------------------------------------------------------------------
Since Inception        12.89%  11.38%    12.07%  11.76%    12.08%     13.17%
--------------------------------------------------------------------------------

Top Five Stock Holdings/4/


Citigroup Inc.                  4.7%
------------------------------------
Fannie Mae                      4.1%
------------------------------------
The Allstate Corporation        3.5%
------------------------------------
General Dynamics Corporation    3.4%
------------------------------------
Wells Fargo & Company           3.3%
------------------------------------

Portfolio Allocation

[PIE CHART APPEARS HERE]

Equity                           67%
------------------------------------
U.S. Government Obligations      30%
------------------------------------
Cash Equivalents                  3%
------------------------------------

--------------------------------------------------------------------------------
/1/ Paid December 29, 2000. This is the latest quarterly taxable income dividend paid for the period ended December 31, 2000.

/2/ Paid December 7, 2000. Capital gains and/or ordinary income distributions are subject to federal taxation.

/3/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/4/ As a percentage of total stock holdings as of December 31, 2000. Holdings are subject to change.

/5/ For Class A shares after credit/reimbursement.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Stock
Sectors/4/
-----------------------------
Financials           28.3%
Consumer Cyclicals   14.0%
Utilities            11.6%
Energy               11.1%
Healthcare           10.6%

Portfolio Stats
-----------------------------

Total Net Assets
$74.4 million

Average Durations (bonds)
4.81

Average Market
Capitalization (stocks)
$63 billion

Average P/E (stocks)
16.7

Number of Stocks
47

Expense Ratio/5/
1.24%


Semiannual Report         page 6

Fund Spotlight as of 12-31-00
   NUVEEN EUROPEAN VALUE FUND

--------------------------------------------------------------------------------
Quick Facts

                            A Shares      B Shares     C Shares      R Shares
--------------------------------------------------------------------------------
NAV                         $20.36        $20.27       $20.27        $20.37
--------------------------------------------------------------------------------
CUSIP                       67064Y842     67064Y834    67064Y826     67064Y818
--------------------------------------------------------------------------------
Latest Dividend/1/          $0.1819       $0.0104      $0.0104       $0.2395
--------------------------------------------------------------------------------
Latest Capital Gain/2/      $2.0386       $2.0386      $2.0386       $2.0386
--------------------------------------------------------------------------------
Inception Date              5/98          5/98         5/98          5/98
--------------------------------------------------------------------------------

Annualized Total Returns/3/
  as of December 31, 2000

                      A Shares         B Shares         C Shares   R Shares
--------------------------------------------------------------------------------
                   NAV     Offer    w/o CDSC  w/CDSC    NAV        NAV
--------------------------------------------------------------------------------
1-Year            -5.59%  -11.00%  -6.26%    -9.65%    -6.26%     -5.45%
--------------------------------------------------------------------------------
Since Inception    5.53%   3.14%    4.78%     3.33%     4.78%      5.76%
--------------------------------------------------------------------------------

Top Ten Stock Holdings/4/

BAE Systems plc                         8.0%
--------------------------------------------
Empresa Nacional de Electricidad
SA Sponsored ADR                        7.7%
--------------------------------------------
Diageo plc Sponsored ADR                7.7%
--------------------------------------------
Investor AB                             4.8%
--------------------------------------------
ING Groep NV Sponsored ADR              4.7%
--------------------------------------------
Zurich Financial Services AG ADR        4.7%
--------------------------------------------
Shell Transport & Trading Company ADR   4.7%
--------------------------------------------
Royal Dutch Petroleum Company           4.6%
--------------------------------------------
Nordea AB FDR                           4.6%
--------------------------------------------
Bayerische Motoren Werke AG             4.6%
--------------------------------------------

Country Allocation/4/

United Kingdom                         32.7%
--------------------------------------------
Netherlands                            18.5%
--------------------------------------------
United States                          10.8%
--------------------------------------------
Spain                                   7.7%
--------------------------------------------
Sweden                                  4.8%
--------------------------------------------
Switzerland                             4.7%
--------------------------------------------
Finland                                 4.6%
--------------------------------------------
Germany                                 4.6%
--------------------------------------------
Bermuda                                 4.5%
--------------------------------------------
Portugal                                4.2%
--------------------------------------------
France                                  2.9%
--------------------------------------------

Portfolio Allocation

[PIE CHART APPEARS HERE]

Equity                                  100%
--------------------------------------------

--------------------------------------------------------------------------------
/1/ Paid December 29, 2000. This is the latest annual taxable income dividend paid for the period ended December 31, 2000.

/2/ Paid December 7, 2000. Capital gains and/or ordinary income distributions are subject to federal taxation.

/3/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/4/ As a percentage of total stock holdings as of December 31, 2000. Holdings are subject to change.

/5/ For Class A shares after credit/reimbursement.

The fund's investments in foreign stocks present additional risks, including currency risk. In addition, investing in securities of developing countries involves risks greater than, or in addition to, investing in foreign developed countries.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Sectors/4/
-----------------------------

Financials           27.9%
Utilities            19.0%
Consumer Staples     11.6%
Energy                9.3%
Consumer Cyclicals    9.1%

Portfolio Stats
-----------------------------

Total Net Assets
$11.5 million

Beta
0.97

Average Market
Capitalization (stocks)
$53 billion

Average P/E (stocks)
13.2

Number of Stocks
21

Expense Ratio/5/
1.55%

Semiannual Report         page 7

                 Portfolio of Investments (Unaudited)
                 Nuveen Large-Cap Value Fund
                 (Formerly the Nuveen Growth and Income Stock Fund) December 31, 2000

      Shares Description                         Market Value
-------------------------------------------------------------
             COMMON STOCKS - 95.4%

             Basic Materials - 4.7%

     289,650 Air Products and Chemicals, Inc.    $ 11,875,650

     206,000 Alcan Aluminum Ltd.                    7,042,625

     423,300 Weyerhaeuser Company                  21,482,475

-------------------------------------------------------------
             Capital Goods - 6.8%

     353,450 General Dynamics Corporation          27,569,100

     114,650 Litton Industries, Inc. #              9,021,522

     300,900 Thermo Electron Corporation #          8,951,775

     236,650 Tyco International Ltd.               13,134,075

-------------------------------------------------------------
             Consumer Cyclicals - 12.0%

     374,952 General Motors Corporation            19,099,118

     208,150 Knight-Ridder, Inc.                   11,838,531

     673,282 Philips Electronics N.V.              24,406,473

     495,900 Sears, Roebuck and Co.                17,232,525

     294,500 TRW Inc.                              11,411,875

     609,200 Target Corporation                    19,646,700

-------------------------------------------------------------
             Consumer Staples - 4.2%

     349,050 Kimberly-Clark Corporation            24,674,345

     356,450 Tricon Global Restaurants, Inc. #     11,762,850

-------------------------------------------------------------
             Energy - 11.0%

     851,950 Conoco Inc. - Class B                 24,653,303

     252,300 Exxon Mobil Corporation               21,934,331

      57,400 Royal Dutch Petroleum Company          3,476,288

     478,300 Texaco Inc.                           29,714,388

     547,350 USX-Marathon Group                    15,188,963

-------------------------------------------------------------
             Financials - 27.2%

     678,050 The Allstate Corporation              29,537,553

     383,000 Bank One Corporation                  14,027,375

     764,203 Citigroup Inc.                        39,022,116

     391,200 Fannie Mae                            33,936,600

     626,500 First Union Corporation               17,424,531

     461,100 Household International, Inc.         25,360,500

     193,450 Loews Corporation                     20,034,166

     792,150 MetLife, Inc.                         27,725,250

     495,800 Wells Fargo & Company                 27,609,863

-------------------------------------------------------------
             Healthcare - 10.3%

     385,700 Abbott Laboratories                   18,682,344

      62,600 Aetna Inc. #                           2,570,513

     221,450 Bausch & Lomb Incorporated             8,954,884

     336,500 Becton, Dickinson and Company         11,651,313


--------------------------------------------------------------------------------
8

       Shares Description                                        Market Value
-----------------------------------------------------------------------------
              Healthcare (continued)

      346,400 Bristol-Myers Squibb Company                       $ 25,611,950

      348,351 Pharmacia Corporation                                21,249,411

-----------------------------------------------------------------------------
              Technology - 6.8%

      289,600 Electronic Data Systems Corporation                  16,724,400

      547,100 General Motors Corporation - Class H                 12,583,300

      190,800 International Business Machines Corporation          16,218,000

      636,046 Motorola, Inc.                                       12,879,932

-----------------------------------------------------------------------------
              Transportation - 1.2%

      372,850 Burlington Northern Santa Fe Corporation             10,556,316

-----------------------------------------------------------------------------
              Utilities - 11.2%

      199,100 American Electric Power Company, Inc.                 9,258,150

      297,400 Edison International                                  4,646,875

      410,200 FPL Group, Inc.                                      29,431,850

      511,650 Verizon Communications Inc.                          25,646,455

      468,600 Vodafone Group plc Sponsored ADR                     16,781,733

      809,000 WorldCom, Inc. #                                     11,326,000

-----------------------------------------------------------------------------
              Total Common Stocks (cost $677,030,081)             823,568,292
         --------------------------------------------------------------------
              PREFERRED STOCKS - 1.7%

              Consumer Cyclicals - 1.7%

      492,500 The News Corporation Limited Sponsored ADR           14,313,281
-----------------------------------------------------------------------------
              Total Preferred Stocks (cost $9,200,449)             14,313,281
         --------------------------------------------------------------------

    Principal
 Amount (000) Description                                        Market Value
-----------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 2.5%

 $     20,500 DuPont, Commercial Paper, effective yield of         20,470,389
               6.513%, 1/09/01

        1,400 Federal Home Loan Mortgage Corporation, Discount      1,399,795
               Note, effective yield of 5.273%, 1/02/01
-----------------------------------------------------------------------------
              Total Short-Term Investments (cost $21,870,184)      21,870,184
         --------------------------------------------------------------------
              Total Investments (cost $708,100,714) - 99.6%       859,751,757
         --------------------------------------------------------------------
              Other Assets Less Liabilities - 0.4%                  3,385,886
         --------------------------------------------------------------------
              Net Assets - 100%                                  $863,137,643
         --------------------------------------------------------------------

         # Non-income producing.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Balanced Municipal and Stock Fund
                 December 31, 2000

     Shares Description                         Market Value
------------------------------------------------------------
            COMMON STOCKS - 40.6%

            Basic Materials - 1.8%

     21,150 Air Products and Chemicals, Inc.    $    867,150

     14,750 Alcan Aluminum Ltd.                      504,266

     26,400 Weyerhaeuser Company                   1,339,800

------------------------------------------------------------
            Capital Goods - 3.0%

     27,000 General Dynamics Corporation           2,106,000

      8,000 Litton Industries, Inc. #                629,500

     22,050 Thermo Electron Corporation #            655,988

     17,550 Tyco International Ltd.                  974,025

------------------------------------------------------------
            Consumer Cyclicals - 5.1%

     26,761 General Motors Corporation             1,363,138

     16,150 Knight-Ridder, Inc.                      918,531

     49,504 Philips Electronics N.V.               1,794,520

     36,000 Sears, Roebuck and Co.                 1,251,000

     21,400 TRW Inc.                                 829,250

     44,200 Target Corporation                     1,425,450

------------------------------------------------------------
            Consumer Staples - 1.8%

     25,550 Kimberley-Clark Corporation            1,806,130

     26,500 Tricon Global Restaurants, Inc. #        874,500

------------------------------------------------------------
            Energy - 4.6%

     62,250 Conoco Inc. - Class B                  1,801,359

     18,550 Exxon Mobil Corporation                1,612,691

      4,350 Royal Dutch Petroleum Company            263,447

     31,700 Texaco Inc.                            1,969,363

     39,700 USX-Marathon Group                     1,101,675

------------------------------------------------------------
            Financials - 11.8%

     49,500 The Allstate Corporation               2,156,344

     28,700 Bank One Corporation                   1,051,138

     55,508 Citigroup Inc.                         2,834,377

     28,400 Fannie Mae                             2,463,700

     45,100 First Union Corporation                1,254,344

     33,600 Household International, Inc.          1,848,000

     14,500 Loews Corporation                      1,501,656

     57,300 MetLife, Inc.                          2,005,500

     38,000 Wells Fargo & Company                  2,116,125

------------------------------------------------------------
            Healthcare - 4.4%

     27,550 Abbott Laboratories                    1,334,453

      4,600 Aetna Inc. #                             188,888

     16,250 Bausch & Lomb Incorporated               657,109

     26,400 Becton, Dickinson and Company            914,100

     25,150 Bristol-Myers Squibb Company           1,859,528

     25,251 Pharmacia Corporation                  1,540,311


--------------------------------------------------------------------------------
10

 Shares Description                                   Market Value
------------------------------------------------------------------
        Technology - 2.9%

 21,000 Electronic Data Systems Corporation           $  1,212,750

 39,700 General Motors Corporation - Class H               913,100

 13,750 International Business Machines Corporation      1,168,750

 45,688 Motorola, Inc.                                     925,182

------------------------------------------------------------------
        Transportation - 0.5%

 27,550 Burlington Northern Santa Fe Corporation           780,009

------------------------------------------------------------------
        Utilities - 4.7%

 14,600 American Electric Power Company, Inc.              678,900

 21,500 Edison International                               335,938

 28,250 FPL Group, Inc.                                  2,026,938

 37,300 Verizon Communications Inc.                      1,869,663

 33,350 Vodafone Group plc Sponsored ADR                 1,194,347

 61,100 WorldCom, Inc. #                                   855,400
------------------------------------------------------------------
        Total Common Stocks (cost $47,036,558)          59,774,333
         ---------------------------------------------------------
        PREFERRED STOCKS - 0.7%

        Consumer Cyclicals - 0.7%

 35,200 The News Corporation Limited Sponsored ADR       1,023,000
------------------------------------------------------------------
        Total Preferred Stocks (cost $628,060)           1,023,000
         ---------------------------------------------------------

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              MUNICIPAL BONDS - 58.3%

              Alabama - 0.3%

   $      455 Alabama Water Pollution        8/05 at 100       AAA $    496,942
               Control Authority,
               Revolving Fund Loan
               Bonds, Series 1994,
               6.625%, 8/15/08

-------------------------------------------------------------------------------
              California - 4.3%

        2,495 City of Escondido,         7/05 at 101 1/2       AAA    2,563,138
               California Multifamily
               Housing Revenue
               Refunding Bonds, Series
               1997B (Morning View
               Terrace Apartments),
               5.400%, 1/01/27
               (Mandatory put 7/01/07)

          735 Northern California           No Opt. Call        A-      781,996
               Power Agency, Public
               Power Revenue Bonds,
               Geothermal Project
               Number 3, Series 1993,
               5.650%, 7/01/07

          250 County of Orange,             No Opt. Call       AAA      284,398
               California, Refunding
               Recovery Bonds, 1995
               Series A,
               6.000%, 6/01/10

        1,495 Palmdale Civic                 7/07 at 102       AAA    1,591,487
               Authority, Civic Center
               Refinancing Revenue
               Bonds, 1997 Series A,
               5.375%, 7/01/12

        1,000 County of San Diego,           9/09 at 101      Baa3    1,053,550
               California,
               Certificates of
               Participation, The
               Burnham Institute,
               5.700%, 9/01/11

-------------------------------------------------------------------------------
              Colorado - 3.0%

        2,000 City and County of            11/06 at 102       AAA    2,132,040
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1996A,
               5.625%, 11/15/08
               (Alternative Minimum
               Tax)

        1,000 City and County of             1/09 at 101       AAA    1,079,250
               Denver, Colorado,
               Airport Special
               Facilities Revenue
               Bonds (Rental Car
               Projects),
               Series 1999A,
               6.000%, 1/01/13
               (Alternative Minimum
               Tax)

        2,000 Metropolitan Football         No Opt. Call       AAA    1,176,480
               Stadium District
               (Colorado), Sales Tax
               Revenue Bonds, Series
               1999A, 0.000%, 1/01/12


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Balanced Municipal and Stock Fund (continued) December 31, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Connecticut - 4.7%

   $    1,075 Connecticut Housing            5/06 at 102        AA $  1,106,132
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1996
               Series B, Subseries B-2,
               5.750%, 11/15/08
               (Alternative Minimum Tax)

        1,000 State of Connecticut          No Opt. Call       BBB      961,910
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Hospital
               for Special Care Issue,
               Series B, 5.125%, 7/01/07

        1,485 Connecticut Development       12/06 at 103      BBB+    1,386,708
               Authority, First Mortgage
               Gross Revenue Health Care
               Project Refunding Bonds,
               Series 1998A (The Elim
               Park Baptist Home, Inc.
               Project),
               4.875%, 12/01/07

        3,500 West Haven Housing             1/01 at 100       N/R    3,500,805
               Authority (Connecticut),
               Multifamily Housing
               Revenue Bonds, Series
               1998B (Meadows Landing
               Apartments),
               6.000%, 1/01/02
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              District of Columbia -
               0.4%

          500 District of Columbia,         No Opt. Call       AAA      574,060
               General Obligation
               Refunding Bonds, Series
               1994A-1, 6.500%, 6/01/10

-------------------------------------------------------------------------------
              Georgia - 1.7%

        2,000 Development Authority of       5/08 at 101      BBB-    1,852,680
               Fulton County (Georgia),
               Special Facilities
               Revenue Bonds (Delta Air
               Lines, Inc. Project),
               Series 1998,
               5.300%, 5/01/13
               (Alternative Minimum Tax)

          600 Georgia Housing and            6/06 at 102       AAA      608,898
               Finance Authority, Single
               Family Mortgage Bonds,
               1996 Series A,
               5.875%, 12/01/19
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Idaho - 0.8%

        1,100 Idaho Housing and Finance      1/07 at 102        A1    1,134,650
               Association, Single
               Family Mortgage Bonds,
               1997 Series D,
               5.950%, 7/01/09
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 4.4%

        1,075 Village of Bolingbrook,       No Opt. Call       AAA    1,278,089
               Will and DuPage Counties,
               Illinois, Residential
               Mortgage Revenue Bonds,
               Series 1979,
               7.500%, 8/01/10

              Illinois Development
              Finance Authority,
              Economic Development
              Revenue Bonds, Series 1998
              (The Latin School of
              Chicago Project):
          270  5.200%, 8/01/11               8/08 at 100      Baa2      267,562
          200  5.250%, 8/01/12               8/08 at 100      Baa2      197,262
          580  5.300%, 8/01/13               8/08 at 100      Baa2      568,603

        2,160 Illinois Health Facilities     7/04 at 102    N/R***    2,399,911
               Authority, Revenue Bonds,
               Series 1985 (St.
               Elizabeth's Hospital of
               Chicago, Inc.),
               7.250%, 7/01/05 (Pre-
               refunded to 7/01/04)

        1,500 Illinois Health Facilities    11/03 at 102         A    1,534,485
               Authority, Revenue Bonds,
               Series 1993 (OSF
               Healthcare System),
               6.000%, 11/15/10

          230 Illinois Health Facilities     2/06 at 102       AAA      242,947
               Authority, FHA-Insured
               Mortgage Revenue Bonds,
               Series 1996 (Sinai Health
               System), 5.500%, 2/15/09

-------------------------------------------------------------------------------
              Maine - 0.2%

          255 Town of Winslow, Maine         3/07 at 102       Aaa      275,178
               (Crowe Rope Industries
               Project), 1997 Series A,
               General Obligation Tax
               Increment Financing
               Bonds, 6.000%, 3/01/11
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Massachusetts - 5.1%

              Massachusetts Development
              Finance Agency, Resource
              Recovery Revenue Bonds
              (Ogden Haverhill Project),
              Series 1998B:
        1,720  5.100%, 12/01/12             12/08 at 102       BBB    1,582,675
               (Alternative Minimum Tax)
        1,885  5.200%, 12/01/13             12/08 at 102       BBB    1,729,506
               (Alternative Minimum Tax)

          250 Massachusetts Health and       7/06 at 102       AAA      272,820
               Educational Facilities
               Authority, Revenue Bonds,
               Melrose-Wakefield
               Healthcare Corporation
               Issue, Series C, 5.700%,
               7/01/08 (Pre-refunded to
               7/01/06)

              Massachusetts Industrial
              Finance Agency, Resource
              Recovery Revenue Refunding
              Bonds (Ogden Haverhill
              Project), Series 1998A:
        1,500  5.450%, 12/01/12             12/08 at 102       BBB    1,442,595
               (Alternative Minimum Tax)
        1,825  5.500%, 12/01/13             12/08 at 102       BBB    1,728,750
               (Alternative Minimum Tax)

          810 Massachusetts Turnpike         1/01 at 100       AAA      826,208
               Authority, Western
               Turnpike Revenue Bonds,
               1997 Series A,
               5.550%, 1/01/17


--------------------------------------------------------------------------------
12

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Mississippi - 1.1%

              Jones County,
              Mississippi, Hospital
              Revenue Refunding Bonds
              (South Central Regional
              Medical Center Project),
              Series 1997:
   $    1,285  5.350%, 12/01/10              12/07 at 100     BBB+  $  1,202,799
          500  5.400%, 12/01/11              12/07 at 100     BBB+       465,045

--------------------------------------------------------------------------------
              Nebraska - 6.5%

        9,921 Energy America                 No Opt. Call      N/R     9,738,821
               (Nebraska), Natural Gas
               Revenue Bonds, 1998
               Series A,
               5.700%, 7/01/08

--------------------------------------------------------------------------------
              Nevada - 1.4%

        1,680 Nevada Housing Division,        4/07 at 102      Aa3     1,732,718
               Single Family Mortgage
               Bonds, 1997 Series B-1
               Mezzanine Bonds,
               6.000%, 4/01/15
               (Alternative Minimum
               Tax)

          250 Airport Authority of            7/03 at 102      AAA       262,775
               Washoe County, Reno,
               Nevada, Airport Revenue
               Refunding Bonds, Series
               1993B, 5.875%, 7/01/11

--------------------------------------------------------------------------------
              New Hampshire - 1.9%

        1,450 New Hampshire Higher            1/07 at 102     BBB-     1,443,722
               Educational and Health
               Facilities Authority,
               Revenue Bonds, Series
               1997 (New Hampshire
               College),
               6.200%, 1/01/12

        1,300 State of New Hampshire,         4/02 at 102      AAA     1,349,738
               Turnpike System Revenue
               Bonds, 1992 Series,
               6.000%, 4/01/13

--------------------------------------------------------------------------------
              New York - 9.6%

        2,000 The City University of         No Opt. Call      AA-     2,164,600
               New York, Certificates
               of Participation (John
               Jay College of Criminal
               Justice Project
               Refunding), Series
               1995A, 6.000%, 8/15/06

        5,000 Erie County Industrial         12/10 at 103      N/R     3,362,500
               Development Agency (New
               York), Solid Waste
               Disposal Facility
               Revenue Bonds
               (1998 CanFibre of
               Lackawanna Project),
               8.875%, 12/01/13
               (Alternative Minimum
               Tax)

          500 Metropolitan                   No Opt. Call      AA-       538,850
               Transportation
               Authority, New York,
               Transit Facilities
               Service Contract Bonds,
               Series O,
               5.750%, 7/01/07

          250 The City of New York,      11/06 at 101 1/2        A       269,218
               General Obligation
               Bonds, Fiscal 1997
               Series D,
               5.875%, 11/01/11

          500 The City of New York,           4/07 at 101        A       545,745
               General Obligation
               Bonds, Fiscal 1997
               Series I,
               6.000%, 4/15/09

        1,000 The City of New York,           8/07 at 101        A     1,062,420
               General Obligation
               Bonds, Fiscal 1998
               Series D,
               5.500%, 8/01/10

              Dormitory Authority of
              the State of New York,
              Revenue Bonds, City
              University Issue,
              Series U:
          160  6.375%, 7/01/08 (Pre-          7/02 at 102  Baa1***       168,333
               refunded to 7/01/02)
          115  6.375%, 7/01/08                7/02 at 102     Baa1       120,187

        2,000 New York State Thruway          4/06 at 102      AA-     2,136,500
               Authority, Local
               Highway and Bridge
               Service Contract Bonds,
               Series 1996,
               5.625%, 4/01/07

          285 New York State Urban           No Opt. Call      AA-       310,661
               Development
               Corporation, State
               Facilities Revenue
               Bonds, 1995 Refunding
               Series, 6.250%, 4/01/06

        1,700 New York State Urban            1/03 at 102      AA-     1,780,767
               Development
               Corporation, Project
               Revenue Bonds (Cornell
               Center for Theory and
               Simulation in Science
               and Engineering Grant),
               Series 1993,
               5.900%, 1/01/07

        1,430 New York State Urban           No Opt. Call      AA-     1,593,778
               Development
               Corporation, Empire
               State Development
               Corporation, Youth
               Facilities Revenue
               Bonds, Series 1997,
               6.500%, 4/01/07

--------------------------------------------------------------------------------
              North Carolina - 1.8%

        2,045 North Carolina Municipal       No Opt. Call      AAA     2,623,408
               Power Agency Number 1,
               Catawba Electric
               Revenue Bonds,
               Series 1980,
               10.500%, 1/01/10

--------------------------------------------------------------------------------
              Ohio - 3.4%

        1,750 City of Dayton, Ohio,          No Opt. Call      BBB     1,758,645
               Special Facilities
               Revenue Refunding
               Bonds, 1988 Series C
               (Emery Air Freight
               Corporation and Emery
               Worldwide Airlines,
               Inc. - Guarantors),
               6.050%, 10/01/09

        1,500 County of Lorain, Ohio,         2/08 at 101      BBB     1,369,020
               Health Care Facilities
               Revenue Refunding
               Bonds, Series 1998A
               (Kendal at Oberlin),
               5.375%, 2/01/12

        1,680 Ohio Building Authority,        4/03 at 100      AAA     1,864,397
               State Facilities
               Refunding Bonds (Toledo
               Government Office
               Building), 1982
               Series A,
               10.125%, 10/01/06 (Pre-
               refunded to 4/01/03)


--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen Balanced Municipal and Stock Fund (continued) December 31, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Oklahoma - 0.7%

   $    1,000 Oklahoma Industries           No Opt. Call    AAA    $  1,087,770
               Authority, Health System
               Revenue Refunding Bonds
               (Obligated Group
               consisting of INTEGRIS
               Baptist Medical Center,
               Inc., INTEGRIS South
               Oklahoma City Hospital
               Corporation and INTEGRIS
               Rural Health, Inc.),
               Series 1995D,
               6.000%, 8/15/07

-------------------------------------------------------------------------------
              Rhode Island - 1.3%

        1,760 City of Providence, Rhode      7/07 at 101    AAA       1,935,507
               Island, General
               Obligation Bonds, 1997
               Series A, 6.000%, 7/15/09

-------------------------------------------------------------------------------
              Tennessee - 1.9%

        2,700 The Industrial Development    10/03 at 102      A       2,775,924
               Board of the City of
               Cookeville, Tennessee,
               Hospital Refunding
               Revenue Bonds, Series
               1993 (Cookeville General
               Hospital Project),
               5.750%, 10/01/10

-------------------------------------------------------------------------------
              Texas - 3.0%

        3,000 Abilene Higher Education      11/08 at 100    Aa3       2,972,310
               Authority, Inc. (Texas),
               Student Loan Revenue
               Bonds, Subordinate Series
               1998B (Subordinate Lien
               Fixed Rate Term Bonds),
               5.050%, 7/01/13
               (Alternative Minimum Tax)

              City of Austin, Texas,
              Water, Sewer and Electric
              Refunding Revenue Bonds,
              Series 1982:
            5  14.000%, 11/15/01            No Opt. Call   A***           5,335
           55  14.000%, 11/15/01            No Opt. Call      A          58,099

          250 City of San Antonio,           7/06 at 101    AAA         263,628
               Texas, Airport System
               Improvement Revenue
               Bonds, Series 1996,
               5.700%, 7/01/09
               (Alternative Minimum Tax)

          175 Texas Department of            9/06 at 102    AAA         185,092
               Housing and Community
               Affairs, Single Family
               Mortgage Revenue Bonds,
               1996 Series E,
               5.750%, 3/01/10

        1,000 Tyler Health Facilities        7/02 at 100   Baa2         934,080
               Development Corporation
               (Texas), Hospital Revenue
               Bonds (Mother Frances
               Hospital Regional
               HealthCare Center
               Project), Series 1997A,
               5.500%, 7/01/09

-------------------------------------------------------------------------------
              Utah - 0.2%

          500 Tooele County, Hazardous       8/05 at 102    N/R         117,500
               Waste Disposal Revenue
               Bonds (Laidlaw Inc./USPCI
               Clive PJ), Series 1995,
               6.750%, 8/01/10
               (Alternative Minimum Tax)
               #

          200 State Board of Regents of     11/05 at 102    AAA         214,182
               Utah, Student Loan
               Revenue Bonds, 1995
               Series N Bonds,
               6.000%, 5/01/08
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Washington - 0.6%

           30 Washington Public Power       No Opt. Call    Aaa          31,535
               Supply System, Nuclear
               Project No. 2, Revenue
               Bonds, Series 1981A,
               14.375%, 7/01/01

          800 Washington Public Power        7/06 at 102    AAA         860,300
               Supply System, Nuclear
               Project No. 3, Refunding
               Revenue Bonds,
               Series 1996A,
               5.700%, 7/01/09
-------------------------------------------------------------------------------
   $   86,726 Total Municipal Bonds                                  85,937,624
               (cost $87,454,995)
-------------------------------------------------------------------------------
------------
              Total Investments (cost                               146,734,957
               $135,119,613) - 99.6%
         ----------------------------------------------------------------------
              Other Assets Less                                         542,669
               Liabilities - 0.4%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $147,277,626
         ----------------------------------------------------------------------

         # Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                 Portfolio of Investments (Unaudited)
                 Nuveen Balanced Stock and Bond Fund
                 December 31, 2000

                                                 Market
 Shares Description                               Value
-------------------------------------------------------
        COMMON STOCKS - 64.9%

        Basic Materials - 3.2%

 17,200 Air Products and Chemicals, Inc.    $   705,200

 12,800 Alcan Aluminum Ltd.                     437,600

 24,350 Weyerhaeuser Company                  1,235,763

-------------------------------------------------------
        Capital Goods - 4.7%

 21,350 General Dynamics Corporation          1,665,300

  6,500 Litton Industries, Inc. #               511,469

 17,400 Thermo Electron Corporation #           517,650

 13,950 Tyco International Ltd.                 774,225

-------------------------------------------------------
        Consumer Cyclicals - 8.1%

 21,870 General Motors Corporation            1,114,003

 12,300 Knight-Ridder, Inc.                     699,563

 39,361 Philips Electronics N.V.              1,426,836

 29,500 Sears, Roebuck and Co.                1,025,125

 16,850 TRW Inc.                                652,938

 34,850 Target Corporation                    1,123,913

-------------------------------------------------------
        Consumer Staples - 2.9%

 20,650 Kimberly-Clark Corporation            1,459,749

 22,000 Tricon Global Restaurants, Inc. #       726,000

-------------------------------------------------------
        Energy - 7.3%

 49,750 Conoco Inc. - Class B                 1,439,641

 14,700 Exxon Mobil Corporation               1,277,981

  3,600 Royal Dutch Petroleum Company           218,025

 26,100 Texaco Inc.                           1,621,463

 32,500 USX-Marathon Group                      901,875

-------------------------------------------------------
        Financials - 18.6%

 39,800 The Allstate Corporation              1,733,788

 22,100 Bank One Corporation                    809,413

 45,474 Citigroup Inc.                        2,322,003

 23,300 Fannie Mae                            2,021,275

 36,000 First Union Corporation               1,001,250

 27,000 Household International, Inc.         1,485,000

 11,700 Loews Corporation                     1,211,681

 46,300 MetLife, Inc.                         1,620,500

 29,500 Wells Fargo & Company                 1,642,781

-------------------------------------------------------
        Healthcare - 7.0%

 22,100 Abbott Laboratories                   1,070,469

  3,700 Aetna Inc. #                            151,931

 12,900 Bausch & Lomb Incorporated              521,644

 21,450 Becton, Dickinson and Company           742,706

 20,350 Bristol-Myers Squibb Company          1,504,628

 20,066 Pharmacia Corporation                 1,224,026


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen Balanced Stock and Bond Fund (continued)
                 December 31, 2000

                                                                       Market
      Shares Description                                                Value
-----------------------------------------------------------------------------
             Technology - 4.6%

      16,550 Electronic Data Systems Corporation                  $   955,763

      32,100 General Motors Corporation - Class H                     738,300

      11,250 International Business Machines Corporation              956,250

      38,512 Motorola, Inc.                                           779,868

-----------------------------------------------------------------------------
             Transportation - 0.8%

      21,900 Burlington Northern Santa Fe Corporation                 620,044

-----------------------------------------------------------------------------
             Utilities - 7.7%

      11,700 American Electric Power Company, Inc.                    544,050

      17,300 Edison International                                     270,313

      22,300 FPL Group, Inc.                                        1,600,025

      31,350 Verizon Communications Inc.                            1,571,420

      28,250 Vodafone Group plc Sponsored ADR                       1,011,708

      50,800 WorldCom, Inc. #                                         711,200
-----------------------------------------------------------------------------
             Total Common Stocks (cost $38,790,365)                48,356,355
         --------------------------------------------------------------------
             PREFERRED STOCKS - 1.1%

             Consumer Cyclicals - 1.1%

      28,200 The News Corporation Limited Sponsored ADR               819,563
-----------------------------------------------------------------------------
             Total Preferred Stocks (cost $556,168)                   819,563
         --------------------------------------------------------------------
   Principal
      Amount                                                           Market
       (000) Description                                                Value
-----------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.6%

             U.S. Treasury Bonds - 7.7%

   $   3,075 7.250%, 5/15/16                                        3,620,050

       1,985 6.000%, 2/15/26                                        2,091,501

-----------------------------------------------------------------------------
             U.S. Treasury Notes - 21.9%

       2,825 7.500%, 5/15/02                                        2,903,849

       4,030 6.500%, 5/15/05                                        4,252,170

       4,125 7.875%, 11/15/04                                       4,514,780

       4,240 7.000%, 7/15/06                                        4,616,096
-----------------------------------------------------------------------------
             Total U.S. Government and Agency Obligations (cost    21,998,446
              $21,227,816)
         --------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 3.2%

       2,400 Federal Home Loan Mortgage Corporation, Discount       2,399,649
              Note, effective yield of 5.273%, 1/02/01
-----------------------------------------------------------------------------
             Total Short-Term Investments (cost $2,399,649)         2,399,649
         --------------------------------------------------------------------
             Total Investments (cost $62,973,998) - 98.8%          73,574,013
         --------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                     863,822
         --------------------------------------------------------------------
             Net Assets - 100%                                    $74,437,835
         --------------------------------------------------------------------

         # Non-income producing.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
16

                 Portfolio of Investments (Unaudited)
                 Nuveen European Value Fund
                 December 31, 2000

  Shares Description                                            Market Value
----------------------------------------------------------------------------
         COMMON STOCKS - 97.6%

         Basic Materials - 3.1%

  30,100 Stora Enso Oyj Sponsored ADR #                         $    353,675

----------------------------------------------------------------------------
         Capital Goods - 7.8%

 157,600 BAE Systems plc                                             899,423
----------------------------------------------------------------------------
         Consumer Cyclicals - 8.9%

  13,994 Philips Electronics N.V.                                    507,283

  15,800 Bayerische Motoren Werke AG                                 515,459

----------------------------------------------------------------------------
         Consumer Staples - 11.3%

  40,000 Bass plc Sponsored ADR                                      437,500

  19,400 Diageo plc Sponsored ADR                                    860,875

----------------------------------------------------------------------------
         Energy - 9.1%

   8,600 Royal Dutch Petroleum Company                               520,838

  10,600 Shell Transport & Trading Company ADR                       523,375

----------------------------------------------------------------------------
         Financials - 27.2%

  22,624 ABN AMRO Holding N.V. Sponsored ADR                         514,696

   6,630 ING Groep N.V. Sponsored ADR                                531,229

  35,700 Investor AB - Class B                                       533,465

  65,586 Nordea AB FDR                                               517,211

   8,800 Zurich Financial Services AG ADR #                          523,600

   3,100 UBS AG                                                      506,540

----------------------------------------------------------------------------
         Technology - 3.1%

  70,800 Infonet Services Corporation - Class B #                    354,000

----------------------------------------------------------------------------
         Transportation - 8.6%

 103,600 The Peninsular and Oriental Steam Navigation Company        490,650

  23,000 Sea Containers Limited - Class A                            500,250


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen European Value Fund (continued)
                 December 31, 2000

                                                                   Market
 Shares Description                                                 Value
-------------------------------------------------------------------------
        Utilities - 18.5%

 51,900 Empresa Nacional de Electricidad S.A. Sponsored ADR   $   866,081

 51,800 Portugal Telecom, SGPS, S.A. Sponsored ADR                466,200

  4,940 Vivendi Universal S.A. Sponsored ADR                      322,642

 13,300 Vodafone Group plc Sponsored ADR                          476,301
-------------------------------------------------------------------------
        Total Investments (cost $10,244,218) - 97.6%           11,221,293
         ----------------------------------------------------------------
        Other Assets Less Liabilities - 2.4%                      273,949
         ----------------------------------------------------------------
        Net Assets - 100%                                     $11,495,242
         ----------------------------------------------------------------

         # Non-income producing.


                           Country Allocation (as a
                         percentage of the fund's net
                                    assets)

                  United Kingdom  32.0%
                       ----------------
                  Netherlands     18.0%
                       ----------------
                  United States   10.6%
                       ----------------
                  Spain            7.5%
                       ----------------
                  Sweden           4.6%
                       ----------------
                  Switzerland      4.6%
                       ----------------
                  Finland          4.5%
                       ----------------
                  Germany          4.5%
                       ----------------
                  Bermuda          4.4%
                       ----------------
                  Portugal         4.1%
                       ----------------
                  France           2.8%
                       ----------------





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

                 Statement of Net Assets (Unaudited)
                 December 31, 2000

                                Large-Cap Municipal and   Stock and    European
                                    Value         Stock        Bond       Value
-------------------------------------------------------------------------------
Assets
Investment securities, at
 market value                $859,751,757 $146,734,957  $73,574,013 $11,221,293
Cash                              512,994        2,710      250,282     279,647
Receivables:
 Dividends and interest         1,156,733    1,576,426      385,534      47,374
 Fund manager                          --           --           --       7,187
 Investments sold               8,403,500      805,746      499,655          --
 Shares sold                    1,566,465      185,943      248,904       5,911
Deferred organization
 assets                            25,330       27,660       28,445      59,997
Other assets                       93,193       16,572       12,493       2,804
-------------------------------------------------------------------------------
  Total assets                871,509,972  149,350,014   74,999,326  11,624,213
-------------------------------------------------------------------------------
Liabilities
Payables:
 Bank borrowings                       --    1,154,730           --          --
 Investments purchased          4,955,878      361,396      296,433          --
 Shares redeemed                1,879,499      259,080       90,789      10,835
Accrued expenses:
 Management fees                  588,190       85,035       33,924          --
 12b-1 distribution and
  service fees                    268,920       66,376       25,572       3,776
Other liabilities                 679,842      145,771      114,773     114,360
-------------------------------------------------------------------------------
  Total liabilities             8,372,329    2,072,388      561,491     128,971
-------------------------------------------------------------------------------
Net assets                   $863,137,643 $147,277,626  $74,437,835 $11,495,242
-------------------------------------------------------------------------------
Class A Shares
Net assets                   $688,507,710 $ 89,548,483  $51,005,094 $ 2,736,095
Shares outstanding             28,114,411    3,698,468    2,007,799     134,415
Net asset value and
 redemption price per share  $      24.49 $      24.21  $     25.40 $     20.36
Offering price per share
 (net asset value per share
 plus
 maximum sales charge of
 5.75% of offering price)    $      25.98 $      25.69  $     26.95 $     21.60
-------------------------------------------------------------------------------
Class B Shares
Net assets                   $ 93,337,395 $ 42,425,598  $11,753,630 $ 3,250,021
Shares outstanding              3,828,835    1,710,651      462,750     160,323
Net asset value, offering
 and redemption price per
 share                       $      24.38 $      24.80  $     25.40 $     20.27
-------------------------------------------------------------------------------
Class C Shares
Net assets                   $ 62,559,073 $ 14,111,803  $ 6,457,477 $   787,343
Shares outstanding              2,569,941      569,508      254,094      38,850
Net asset value, offering
 and redemption price per
 share                       $      24.34 $      24.78  $     25.41 $     20.27
-------------------------------------------------------------------------------
Class R Shares
Net assets                   $ 18,733,465 $  1,191,742  $ 5,221,634 $ 4,721,783
Shares outstanding                763,823       49,743      205,607     231,835
Net asset value, offering
 and redemption price per
 share                       $      24.53 $      23.96  $     25.40 $     20.37
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

                 Statement of Operations (Unaudited)
                 Six Months Ended December 31, 2000


                              Large-Cap  Municipal and    Stock and   European
                                  Value          Stock         Bond      Value
-------------------------------------------------------------------------------
Investment Income
Dividends                  $  8,089,964    $   615,266  $   467,034  $ 121,146
Interest                      1,096,925      2,623,586      922,698         --
-------------------------------------------------------------------------------
Total investment income       9,186,889      3,238,852    1,389,732    121,146
-------------------------------------------------------------------------------
Expenses
Management fees               3,503,131        567,551      279,103     58,113
12b-1 service fees -
  Class A                       848,781        114,724       64,705      3,751
12b-1 distribution and
 service fees - Class B         463,784        221,513       56,720     16,724
12b-1 distribution and
 service fees - Class C         294,291         72,967       32,087      4,088
Shareholders' servicing
 agent fees and expenses        746,225         81,392       58,672     10,113
Custodian's fees and
 expenses                        66,976         36,320       30,468     21,209
Trustees' fees and
 expenses                        30,246          8,067        5,798        554
Professional fees                98,957         24,902       16,501      6,526
Shareholders' reports -
  printing and mailing
 expenses                       142,611         35,766       36,619     39,274
Federal and state
 registration fees               25,206         18,652       20,165     20,635
Amortization of deferred
 organization costs              18,148         18,147       18,148     16,132
Other expenses                   24,809          6,383        3,747      1,451
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit and
 expense reimbursement        6,263,165      1,206,384      622,733    198,570
 Custodian fee credit           (37,285)        (2,665)      (3,268)      (538)
 Expense reimbursement               --        (44,019)     (97,027)   (93,945)
-------------------------------------------------------------------------------
Net expenses                  6,225,880      1,159,700      522,438    104,087
-------------------------------------------------------------------------------
Net investment income         2,961,009      2,079,152      867,294     17,059
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions               (25,019,691)    (1,540,533)  (1,631,222)  (422,188)
Net change in unrealized
 appreciation or
 depreciation of
 investments                113,943,189      8,798,578    7,768,034    (17,822)
-------------------------------------------------------------------------------
Net gain (loss) from
 investments                 88,923,498      7,258,045    6,136,812   (440,010)
-------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                $ 91,884,507    $ 9,337,197  $ 7,004,106  $(422,951)
-------------------------------------------------------------------------------



                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                 Statement of Changes in Net Assets (Unaudited)

                                 Large-Cap Value                Municipal and Stock
                          -------------------------------  ------------------------------
                          Six Months Ended     Year Ended  Six Months Ended    Year Ended
                                  12/31/00        6/30/00          12/31/00       6/30/00
------------------------------------------------------------------------------------------
Operations
Net investment income         $  2,961,009  $   6,647,251      $  2,079,152  $  4,851,052
Net realized gain (loss)
 from investment
 transactions                  (25,019,691)    78,196,283        (1,540,533)    6,680,397
Net change in unrealized
 appreciation or
 depreciation of
 investments                   113,943,189   (134,957,559)        8,798,578   (13,985,582)
------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     91,884,507    (50,114,025)        9,337,197    (2,454,133)
------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (5,752,509)    (7,504,717)       (1,974,548)   (3,577,517)
 Class B                           (66,677)      (245,079)         (457,748)     (869,308)
 Class C                           (44,578)      (126,515)         (150,713)     (326,338)
 Class R                          (203,793)      (222,288)          (28,885)      (42,783)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                       (62,036,221)   (30,549,212)       (3,993,405)     (496,300)
 Class B                        (8,442,715)    (4,159,620)       (1,887,874)     (222,282)
 Class C                        (5,623,621)    (2,042,685)         (626,375)      (87,759)
 Class R                        (1,656,756)      (709,668)          (49,431)       (4,836)
------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                  (83,826,870)   (45,559,784)       (9,168,979)   (5,627,123)
------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      43,743,796    101,938,343         5,993,432    19,407,372
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                  53,879,401     28,852,919         6,134,192     3,291,735
------------------------------------------------------------------------------------------
                                97,623,197    130,791,262        12,127,624    22,699,107
Cost of shares redeemed        (78,376,602)  (145,978,842)      (20,145,678)  (57,805,189)
------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             19,246,595    (15,187,580)       (8,018,054)  (35,106,082)
------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                  27,304,232   (110,861,389)       (7,849,836)  (43,187,338)
Net assets at the
 beginning of period           835,833,411    946,694,800       155,127,462   198,314,800
------------------------------------------------------------------------------------------
Net assets at the end of
 period                       $863,137,643  $ 835,833,411      $147,277,626  $155,127,462
------------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $    (32,241) $   3,074,307      $    107,640  $    640,382
------------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21

                                 Stock and Bond                  European Value
                          ------------------------------  -----------------------------
                          Six Months Ended    Year Ended  Six Months Ended   Year Ended
                                  12/31/00       6/30/00          12/31/00      6/30/00
----------------------------------------------------------------------------------------
Operations
Net investment income         $    867,294  $  2,114,483       $    17,059  $    82,538
Net realized gain (loss)
 from investment
 transactions                   (1,631,222)    5,523,658          (422,188)   1,836,797
Net change in unrealized
 appreciation or
 depreciation of
 investments                     7,768,034    (8,995,519)          (17,822)     (32,334)
----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                      7,004,106    (1,357,378)         (422,951)   1,887,001
----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                          (663,347)   (1,568,157)          (24,253)     (30,095)
 Class B                          (105,677)     (245,431)           (1,555)      (5,021)
 Class C                           (58,726)     (143,080)             (344)      (1,092)
 Class R                           (70,641)     (137,173)          (55,294)     (49,434)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                        (3,655,370)   (2,146,376)         (273,483)     (17,974)
 Class B                          (816,503)     (477,311)         (292,124)     (16,300)
 Class C                          (451,379)     (278,764)          (74,185)      (3,569)
 Class R                          (368,528)     (162,756)         (455,260)     (22,473)
----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (6,190,171)   (5,159,048)       (1,176,498)    (145,958)
----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                       4,930,786    10,886,010           905,168    2,541,787
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   4,444,784     3,505,664           580,555       69,293
----------------------------------------------------------------------------------------
                                 9,375,570    14,391,674         1,485,723    2,611,080
Cost of shares redeemed        (10,666,235)  (24,915,310)       (1,544,758)  (2,452,341)
----------------------------------------------------------------------------------------
Net increase (decrease)
 in assets from Fund
 share transactions             (1,290,665)  (10,523,636)          (59,035)     158,739
----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                    (476,730)  (17,040,062)       (1,658,484)   1,899,782
Net assets at the
 beginning of period            74,914,565    91,954,627        13,153,726   11,253,944
----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $ 74,437,835  $ 74,914,565       $11,495,242  $13,153,726
----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $      3,162  $     34,259       $     9,129  $    73,516
----------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The Nuveen Investment Trust (the "Trust") is an open-end, diversified manage-ment investment company registered under the Investment Company Act of 1940. The Trust comprises the Nuveen Large-Cap Value Fund ("Large-Cap Value"), the Nuveen Balanced Municipal and Stock Fund ("Municipal and Stock"), the Nuveen Balanced Stock and Bond Fund ("Stock and Bond") and the Nuveen European Value Fund ("European Value") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1996.

Effective January 2, 2001, the Nuveen Growth and Income Stock Fund changed its name to the Nuveen Large-Cap Value Fund. Large-Cap Value invests primarily in a diversified portfolio of large- and mid-cap equities of domestic companies as a source of capital growth. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term fixed income investments in order to preserve capital or to enhance returns or as a temporary defensive measure.

Municipal and Stock invests in a mix of equities and tax-exempt securities for capital growth, capital preservation and current tax-exempt income. During tem-porary defensive periods, the Fund may invest any percentage of its assets in temporary investments.

Stock and Bond invests in a mix of equities, taxable bonds and cash equivalents for capital growth, capital preservation and current income. During temporary defensive periods, the Fund may invest any percentage of its assets in tempo-rary investments.

European Value invests primarily in a diversified portfolio of stocks of estab-lished, well-known European companies with at least $1 billion in market capi-talization and seeks to provide over time a superior total return with moder-ated risk. In addition to investments in equity securities, the Fund may invest in cash equivalents and short-term investments as a temporary defensive meas-ure. The Fund may invest in a variety of European securities, including Ameri-can Depository Receipts ("ADRs") and other types of depository receipts; equity securities of European companies that may or may not be publicly traded in the U.S.; Eurodollar convertibles; fixed-income securities of European companies that may or may not be publicly traded in the U.S.; and debt obligations issued or guaranteed by European governments, their agencies, authorities or instru-mentalities. All foreign investments involve certain risks in addition to those associated with U.S. investments.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primar-ily traded; however, securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal bonds), the pricing service establishes fair market value based on prices of comparable securities. Tempo-rary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custo-dian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commit-ments. At December 31, 2000, there were no such outstanding purchase commit-ments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the basis of interest accrued, adjusted for accretion of discounts and in the case of Municipal and Stock, amortization of premiums.

Dividends and Distributions to Shareholders
Net ordinary taxable income is declared and distributed to shareholders annu-ally for Large-Cap Value, Municipal and Stock, and European Value and quarterly for Stock and Bond. Tax-exempt net investment income is declared and distrib-uted to shareholders monthly for Municipal and Stock. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

--------------------------------------------------------------------------------
23

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distribu-tions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net invest-ment income and/or distributions in excess of net realized gains from invest-ment transactions, where applicable.

Federal Income Taxes
The Funds intend to distribute all taxable income and capital gains to share-holders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required. In addition, Municipal and Stock intends to satisfy conditions which will enable interest from municipal obligations, which is exempt from regular federal income tax when received by the Fund, to qualify as exempt-interest dividends when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after pur-chase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchase only under limited cir-cumstances.

Derivative Financial Instruments
The Funds may invest in options, forward and futures contracts, which are some-times referred to as derivative transactions. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2000.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Deferred Organization Costs
Each Fund's costs incurred in connection with its organization and initial reg-istration of shares was deferred and is being amortized over a 60-month period beginning August 7, 1996 for Large-Cap Value, Municipal and Stock, and Stock and Bond and May 29, 1998, for European Value. If any of the initial shares of the Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Foreign Currency Translations
To the extent that European Value invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dol-lar rises in value against a foreign currency, the Fund's investment in securi-ties denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if U.S. dollars fall in relative value. Investments and other assets and liabilities denominated in foreign cur-rencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valua-tion. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain
(loss) on investments.

Foreign Currency Transactions
European Value may engage in foreign currency exchange transactions in connec-tion with its portfolio investments and assets and liabilities denominated in foreign currencies. The Fund may engage in foreign currency forward, options and futures contracts. The Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin de-posit to secure performance of such contract. With respect to investments in currency futures contracts, the Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In ad-dition, the Fund may segregate assets to cover its futures contracts obliga-tions.


--------------------------------------------------------------------------------
24

The objective of European Value's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency de-nominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency for-ward contracts, options and futures transactions are "marked-to-market" daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contrac-tual amounts of forward foreign currency exchange contracts does not necessar-ily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of December 31, 2000, there were no open foreign currency forward, options or futures contracts.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

Transactions in Fund shares were as follows:

                                         Large-Cap Value
                         ---------------------------------------------------
                            Six Months Ended
                                12/31/00              Year Ended 6/30/00
                         ------------------------  -------------------------
                             Shares        Amount      Shares         Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                  1,064,800  $ 26,240,365   1,761,871  $  44,811,297
 Class B                    237,069     5,781,083     967,092     24,522,740
 Class C                    444,870    11,002,659   1,135,150     28,507,655
 Class R                     28,443       719,689     161,754      4,096,651
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                  1,825,229    43,895,425     962,657     24,267,663
 Class B                    214,942     5,101,627     105,666      2,637,854
 Class C                    130,482     3,093,075      42,467      1,058,472
 Class R                     74,103     1,789,274      35,163        888,930
-----------------------------------------------------------------------------
                          4,019,938    97,623,197   5,171,820    130,791,262
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,281,556)  (57,428,975) (4,534,195)  (114,268,646)
 Class B                   (482,921)  (12,038,981)   (754,744)   (18,838,768)
 Class C                   (296,832)   (7,402,410)   (416,410)   (10,390,237)
 Class R                    (60,024)   (1,506,236)    (98,505)    (2,481,191)
-----------------------------------------------------------------------------
                         (3,121,333)  (78,376,602) (5,803,854)  (145,978,842)
-----------------------------------------------------------------------------
Net increase (decrease)     898,605  $ 19,246,595    (632,034) $ (15,187,580)
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------
25


                                      Municipal and Stock
                         ------------------------------------------------
                           Six Months Ended
                               12/31/00            Year Ended 6/30/00
                         ----------------------  ------------------------
                           Shares        Amount      Shares        Amount
--------------------------------------------------------------------------
Shares sold:
 Class A                  108,459  $  2,654,170     404,996  $  9,963,144
 Class B                   88,298     2,201,912     248,954     6,223,578
 Class C                   41,706     1,038,845     117,947     2,957,347
 Class R                    4,147        98,505      10,768       263,303
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                  182,368     4,414,937     104,555     2,584,344
 Class B                   50,511     1,240,853      19,984       503,090
 Class C                   17,093       419,380       6,904       172,438
 Class R                    2,457        59,022       1,298        31,863
--------------------------------------------------------------------------
                          495,039    12,127,624     915,406    22,699,107
--------------------------------------------------------------------------
Shares redeemed:
 Class A                 (433,774)  (10,732,964) (1,537,171)  (37,787,854)
 Class B                 (281,701)   (7,064,360)   (470,498)  (11,702,549)
 Class C                  (90,514)   (2,277,441)   (323,269)   (8,007,667)
 Class R                   (2,924)      (70,913)    (12,681)     (307,119)
--------------------------------------------------------------------------
                         (808,913)  (20,145,678) (2,343,619)  (57,805,189)
--------------------------------------------------------------------------
Net increase (decrease)  (313,874) $ (8,018,054) (1,428,213) $(35,106,082)
--------------------------------------------------------------------------

                                        Stock and Bond
                         ------------------------------------------------
                           Six Months Ended
                               12/31/00            Year Ended 6/30/00
                         ----------------------  ------------------------
                           Shares        Amount      Shares        Amount
--------------------------------------------------------------------------
Shares sold:
 Class A                   95,863  $  2,432,953     208,394  $  5,424,708
 Class B                   57,350     1,462,007      92,046     2,420,178
 Class C                   26,962       684,434      91,257     2,385,624
 Class R                   13,527       351,392      25,474       655,500
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                  129,634     3,256,614     104,968     2,725,992
 Class B                   21,921       549,219      14,345       371,683
 Class C                    7,625       191,094       5,005       129,615
 Class R                   17,822       447,857      10,719       278,374
--------------------------------------------------------------------------
                          370,704     9,375,570     552,208    14,391,674
--------------------------------------------------------------------------
Shares redeemed:
 Class A                 (299,867)   (7,735,375)   (714,987)  (18,543,074)
 Class B                  (60,951)   (1,569,619)   (134,944)   (3,482,397)
 Class C                  (43,075)   (1,119,149)    (96,385)   (2,477,972)
 Class R                   (9,335)     (242,092)    (16,156)     (411,867)
--------------------------------------------------------------------------
                         (413,228)  (10,666,235)   (962,472)  (24,915,310)
--------------------------------------------------------------------------
Net increase (decrease)   (42,524) $ (1,290,665)   (410,264) $(10,523,636)
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
26


                                         European Value
                         -------------------------------------------------
                         Six Months Ended 12/31/00    Year Ended 6/30/00
                         --------------------------  ---------------------
                             Shares          Amount    Shares       Amount
---------------------------------------------------------------------------
Shares sold:
 Class A                     22,676  $      480,160    43,145  $   963,730
 Class B                     14,375         296,259    24,436      554,536
 Class C                      1,751          37,306     7,549      171,403
 Class R                      4,010          91,443    36,974      852,118
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                      9,914         194,297     1,478       34,370
 Class B                      9,584         185,018       562       12,755
 Class C                      1,605          30,958        77        1,748
 Class R                      8,655         170,282       875       20,420
---------------------------------------------------------------------------
                             72,570       1,485,723   115,096    2,611,080
---------------------------------------------------------------------------
Shares redeemed:
 Class A                    (42,645)       (910,917)  (62,628)  (1,406,509)
 Class B                    (15,489)       (333,093)  (29,349)    (659,593)
 Class C                     (1,974)        (44,777)   (5,642)    (120,771)
 Class R                    (11,467)       (255,971)  (11,818)    (265,468)
---------------------------------------------------------------------------
                            (71,575)     (1,544,758) (109,437)  (2,452,341)
---------------------------------------------------------------------------
Net increase (decrease)         995  $      (59,035)    5,659  $   158,739
---------------------------------------------------------------------------

3. Distributions to Shareholders

Municipal and Stock declared a dividend distribution from its tax-exempt net investment income which was paid on February 1, 2001, to shareholders of record on January 9, 2001, as follows:

                     Municipal
                     and Stock
------------------------------
Dividend per share:
 Class A                $.0545
 Class B                 .0395
 Class C                 .0395
 Class R                 .0590
------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investment securities, U.S. Gov-ernment and agency obligations and short-term investments for the six months ended December 31, 2000, were as follows:

                                 Large-Cap   Municipal    Stock and    European
                                     Value   and Stock         Bond       Value
-------------------------------------------------------------------------------
Purchases:
 Investment securities      $  352,029,045 $26,371,444 $ 23,367,933 $11,542,786
 U.S. Government and agency
  obligations                1,081,676,345          --  117,568,016          --
 Short-term investments        890,821,393          --   71,833,253          --
Sales and maturities:
 Investment securities         403,561,876  41,228,218   23,839,229  12,234,439
 U.S. Government and agency
  obligations                1,080,550,000          --  124,351,178          --
 Short-term investments        915,531,562          --   71,850,000          --
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27

At December 31, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

                            Large-Cap     Municipal    Stock and     European
                                Value     and Stock         Bond        Value
------------------------------------------------------------------------------
                         $714,723,992  $135,565,675  $63,272,231  $10,368,606
------------------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at December 31, 2000, were as follows:

                            Large-Cap     Municipal    Stock and     European
                                Value     and Stock         Bond        Value
------------------------------------------------------------------------------
Gross unrealized:
 appreciation            $174,142,250  $ 16,417,501  $11,762,869  $ 1,325,110
 depreciation             (29,114,485)   (5,248,219)  (1,461,087)    (472,423)
------------------------------------------------------------------------------
Net unrealized
 appreciation            $145,027,765  $ 11,169,282  $10,301,782  $   852,687
------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Institutional Ad-visory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen
Company, the Funds pay an annual management fee, payable monthly, which is based upon the average daily net assets of the Funds as follows:

                            Large-Cap     Municipal    Stock and     European
                                Value     and Stock         Bond        Value
------------------------------------------------------------------------------
For the first $125
 million                   .8500 of 1%   .7500 of 1%  .7500 of 1%  .9500 of 1%
For the next $125
 million                   .8375 of 1    .7375 of 1   .7375 of 1   .9375 of 1
For the next $250
 million                   .8250 of 1    .7250 of 1   .7250 of 1   .9250 of 1
For the next $500
 million                   .8125 of 1    .7125 of 1   .7125 of 1   .9125 of 1
For the next $1 billion    .8000 of 1    .7000 of 1   .7000 of 1   .9000 of 1
For net assets over $2
 billion                   .7750 of 1    .6750 of 1   .6750 of 1   .8750 of 1
------------------------------------------------------------------------------

The Adviser had agreed to waive fees and reimburse expenses through July 31, 2000, in order to prevent total operating expenses (excluding any 12b-1 dis-tribution or service fees and extraordinary expenses) from exceeding 1.05% of the average daily net assets of Growth and Income, .95% of the average daily net assets of Municipal and Stock, and Stock and Bond, and 1.30% of the aver-age daily net assets of European Value. Effective August 1, 2000, the Adviser agreed to waive fees and reimburse expenses through July 31, 2001, in order to prevent total operating expenses (excluding 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.00% of the average daily net as-sets of Municipal and Stock, and Stock and Bond, and 1.30% of the average daily net assets of European Value.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Adviser has en-tered into a Sub-Advisory Agreement with Institutional Capital Corporation
("ICAP"), of which The John Nuveen Company holds a minority interest, under which ICAP manages the investment portfolio of Large-Cap Value, Stock and Bond, and European Value, as well as the equity portion of Municipal and Stock's investment portfolio. ICAP is compensated for its services from the management fee paid to the Adviser. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Ad-viser.

During the six months ended December 31, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                            Large-Cap     Municipal    Stock and     European
                                Value     and Stock         Bond        Value
------------------------------------------------------------------------------
Sales charges collected      $143,450       $31,739      $11,881         $316
Paid to authorized
 dealers                      126,663        27,785       10,419          292
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

-------------------------------------------------------------------------------
28

During the six months ended December 31, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                             Large-Cap     Municipal    Stock and     European
                                 Value     and Stock         Bond        Value
-------------------------------------------------------------------------------
Commission advances           $223,487       $67,344      $31,615       $3,706
-------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended December 31, 2000, the Distributor retained such 12b-1 fees as follows:

                             Large-Cap     Municipal    Stock and     European
                                 Value     and Stock         Bond        Value
-------------------------------------------------------------------------------
12b-1 fees retained           $482,822      $180,420      $49,587      $14,241
-------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended December 31, 2000, as follows:

                             Large-Cap     Municipal    Stock and     European
                                 Value     and Stock         Bond        Value
-------------------------------------------------------------------------------
CDSC retained                 $269,592      $157,410      $35,074       $7,461
-------------------------------------------------------------------------------

At December 31, 2000, The John Nuveen Company owned 1,250 shares of European
Value's Class A, B and C and 146,250 shares of European Value's Class R.

7. Composition of Net Assets

At December 31, 2000, the Funds had an unlimited number of $.01 par value per share common stock authorized. Net assets consisted of:

                             Large-Cap     Municipal    Stock and     European
                                 Value     and Stock         Bond        Value
-------------------------------------------------------------------------------
Capital paid-in           $743,161,810  $137,541,258  $65,764,113  $11,079,334
Undistributed (Over-
 distribution of) net
 investment income             (32,241)      107,640        3,162        9,129
Accumulated net realized
 gain (loss) from
 investment transactions   (31,642,969)   (1,986,616)  (1,929,455)    (570,296)
Net unrealized
 appreciation of
 investments               151,651,043    11,615,344   10,600,015      977,075
-------------------------------------------------------------------------------
Net assets                $863,137,643  $147,277,626  $74,437,835  $11,495,242
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
29

8. Investment Composition

At December 31, 2000, the revenue sources expressed as a percent of total in-vestments were as follows:

                                   Large-Cap  Municipal  Stock and  European
                                       Value  and Stock       Bond     Value
-----------------------------------------------------------------------------
Basic Materials                            7%         2%         3%        3%
Capital Goods                              7          3          5         8
Consumer Cyclicals                        14          6          9         9
Consumer Staples                           4          2          3        12
Education and Civic Organizations         --          6         --        --
Energy                                    11          5          7         9
Financials                                28         12         19        28
Healthcare                                10         11          7        --
Housing/Multifamily                       --          4         --        --
Housing/Single Family                     --          3         --        --
Tax Obligation/General                    --          3         --        --
Tax Obligation/Limited                    --          6         --        --
Technology                                 7          3          5         3
Transportation                             1          7          1         9
U.S. Guaranteed                           --          6         33        --
Utilities                                 11         19          8        19
Other                                     --          2         --        --
-----------------------------------------------------------------------------
                                         100%       100%       100%      100%
-----------------------------------------------------------------------------

27% of the municipal bonds owned by Municipal and Stock are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

9. Bank Borrowings

At December 31, 2000, the Municipal and Stock Fund had an outstanding bank borrowing balance of $1,154,730 at an interest rate of 7.0%.

-------------------------------------------------------------------------------
30

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                Investment Operations       Less Distributions
                              --------------------------  ------------------------
LARGE-CAP VALUE
                                             Net             From
                                       Realized/           and in
                                      Unrealized           Excess
                   Beginning      Net    Invest-           of Net                   Ending
                         Net  Invest-       ment          Invest-                      Net
Year Ended June        Asset     ment       Gain             ment  Capital           Asset     Total
30,                    Value   Income     (Loss)   Total   Income    Gains   Total   Value Return(a)
------------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)            $   24.35    $.10     $ 2.64  $ 2.74    $(.21)  $(2.39) $(2.60) $24.49     11.43%
 2000                   27.07     .22      (1.62)  (1.40)    (.25)   (1.07)  (1.32)  24.35     (5.33)
 1999                   26.50     .19       2.64    2.83     (.04)   (2.22)  (2.26)  27.07     12.37
 1998                   24.01     .26       4.55    4.81     (.25)   (2.07)  (2.32)  26.50     21.59
 1997(d)**              17.96     .30       6.18    6.48     (.20)    (.23)   (.43)  24.01     36.30
Class B (8/96)
 2001(e)                24.17     .01       2.61    2.62     (.02)   (2.39)  (2.41)  24.38     11.10
 2000                   26.87     .03      (1.60)  (1.57)    (.06)   (1.07)  (1.13)  24.17     (5.97)
 1999                   26.47     .01       2.61    2.62       --    (2.22)  (2.22)  26.87     11.52
 1998                   24.00     .10       4.51    4.61     (.07)   (2.07)  (2.14)  26.47     20.70
 1997(d)**              17.97     .21       6.13    6.34     (.08)    (.23)   (.31)  24.00     35.37
Class C (8/96)
 2001(e)                24.13     .01       2.61    2.62     (.02)   (2.39)  (2.41)  24.34     11.06
 2000                   26.84     .03      (1.61)  (1.58)    (.06)   (1.07)  (1.13)  24.13     (5.97)
 1999                   26.43     .01       2.62    2.63       --    (2.22)  (2.22)  26.84     11.58
 1998                   23.98     .10       4.49    4.59     (.07)   (2.07)  (2.14)  26.43     20.63
 1997(d)**              17.97     .21       6.11    6.32     (.08)    (.23)   (.31)  23.98     35.26
Class R (8/96)
 2001(e)                24.41     .14       2.64    2.78     (.27)   (2.39)  (2.66)  24.53     11.56
 2000                   27.14     .28      (1.62)  (1.34)    (.32)   (1.07)  (1.39)  24.41     (5.13)
 1999                   26.52     .24       2.67    2.91     (.07)   (2.22)  (2.29)  27.14     12.71
 1998                   24.02     .32       4.56    4.88     (.31)   (2.07)  (2.38)  26.52     21.91
 1997(d)**              17.96     .30       6.24    6.54     (.25)    (.23)   (.48)  24.02     36.65
------------------------------------------------------------------------------------------------------
Class (Inception Date)
                                       Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------
                           Before Credit/              After            After Credit/
                           Reimbursement          Reimbursement(b)     Reimbursement(c)
LARGE-CAP VALUE           ----------------------- -------------------- --------------------
                                       Ratio                   Ratio                Ratio
                                      of Net                  of Net               of Net
                                     Invest-                 Invest-              Invest-
                          Ratio of      ment      Ratio of      ment   Ratio of      ment
                          Expenses    Income      Expenses    Income   Expenses    Income
                   Ending       to        to            to        to         to        to
                      Net  Average   Average       Average   Average    Average   Average   Portfolio
Year Ended June    Assets      Net       Net           Net       Net        Net       Net    Turnover
30,                 (000)   Assets    Assets        Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)         $688,508     1.35%*       .82%*      1.35%*     .82%*     1.34%*     .83%*        43%
 2000             669,651     1.34         .82        1.30       .85       1.30       .86         155
 1999             793,546     1.28         .72        1.24       .76       1.24       .76         134
 1998             790,063     1.36         .88        1.20      1.04       1.20      1.04         131
 1997(d)**        616,209     1.28*       1.45*       1.20*     1.53*      1.20*     1.53*        110
Class B (8/96)
 2001(e)           93,337     2.10*        .07*       2.10*      .07*      2.09*      .08*         43
 2000              93,275     2.09         .08        2.06       .11       2.05       .12         155
 1999              95,174     2.03        (.01)       1.99       .03       1.99       .03         134
 1998              71,909     2.11         .22        1.95       .38       1.95       .38         131
 1997(d)**         10,664     2.03*        .95*       1.95*     1.03*      1.95*     1.03*        110
Class C (8/96)
 2001(e)           62,559     2.10*        .06*       2.10*      .06*      2.09*      .07*         43
 2000              55,303     2.11         .06        2.07       .09       2.05       .10         155
 1999              41,071     2.02         .01        1.98       .04       1.98       .04         134
 1998              21,426     2.11         .23        1.95       .39       1.95       .39         131
 1997(d)**          3,630     2.03*        .96*       1.95*     1.04*      1.95*     1.04*        110
Class R (8/96)
 2001(e)           18,733     1.10*       1.07*       1.10*     1.07*      1.09*     1.07*         43
 2000              17,604     1.10        1.06        1.06      1.09       1.05      1.10         155
 1999              16,904     1.03         .96         .99      1.00        .99      1.00         134
 1998              18,335     1.11        1.10         .95      1.26        .95      1.26         131
 1997(d)**         15,647     1.47*       1.04*        .95*     1.56*       .95*     1.56*        110
------------------------------------------------------------------------------------------------------

* Annualized.
** All per share amounts reflect a December 18, 1996, stock split of 1.113830, 1.112700, 1.112700 and 1.113806 shares, respectively, for each share of Class A, B, C and R.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2000.




                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations       Less Distributions
                      -------------------------  ------------------------
MUNICIPAL AND STOCK
                                     Net
                               Realized/
                              Unrealized
            Beginning     Net    Invest-             Net                   Ending              Ending
                  Net Invest-       ment         Invest-                      Net                 Net
Year Ended      Asset    ment       Gain            ment  Capital           Asset     Total    Assets
June 30,        Value  Income     (Loss)  Total   Income    Gains   Total   Value Return(a)     (000)
-----------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)       $24.31    $.38      $1.18  $1.56    $(.53)  $(1.13) $(1.66) $24.21      6.46% $ 89,548
 2000           25.45     .74       (.96)  (.22)    (.81)    (.11)   (.92)  24.31      (.83)   93,400
 1999           25.46     .62        .70   1.32     (.65)    (.68)  (1.33)  25.45      5.49   123,917
 1998           23.11     .67       2.66   3.33     (.61)    (.37)   (.98)  25.46     14.71   117,005
 1997(d)        20.00     .56       3.02   3.58     (.42)    (.05)   (.47)  23.11     18.05    79,952
Class B (8/96)
 2001(e)        24.70     .29       1.20   1.49     (.26)   (1.13)  (1.39)  24.80      6.13    42,426
 2000           25.65     .57       (.97)  (.40)    (.44)    (.11)   (.55)  24.70     (1.57)   45,779
 1999           25.53     .46        .68   1.14     (.34)    (.68)  (1.02)  25.65      4.71    52,718
 1998           23.11     .49       2.67   3.16     (.37)    (.37)   (.74)  25.53     13.91    32,384
 1997(d)        20.00     .40       3.04   3.44     (.28)    (.05)   (.33)  23.11     17.32     2,051
Class C (8/96)
 2001(e)        24.68     .29       1.20   1.49     (.26)   (1.13)  (1.39)  24.78      6.13    14,112
 2000           25.63     .57       (.97)  (.40)    (.44)    (.11)   (.55)  24.68     (1.57)   14,837
 1999           25.51     .45        .69   1.14     (.34)    (.68)  (1.02)  25.63      4.71    20,498
 1998           23.10     .49       2.66   3.15     (.37)    (.37)   (.74)  25.51     13.87    14,908
 1997(d)        20.00     .40       3.03   3.43     (.28)    (.05)   (.33)  23.10     17.27     1,559
Class R (8/96)
 2001(e)        24.13     .40       1.18   1.58     (.62)   (1.13)  (1.75)  23.96      6.61     1,192
 2000           25.33     .80       (.96)  (.16)    (.93)    (.11)  (1.04)  24.13      (.64)    1,111
 1999           25.39     .68        .71   1.39     (.77)    (.68)  (1.45)  25.33      5.81     1,182
 1998           23.11     .72       2.66   3.38     (.73)    (.37)  (1.10)  25.39     14.94     1,353
 1997(d)        20.00     .61       3.03   3.64     (.48)    (.05)   (.53)  23.11     18.38     6,963
-----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------------
             Before Credit/           After            After Credit/
             Reimbursement       Reimbursement(b)     Reimbursement(c)
MUNICIPAL AND-STOCK------------- -------------------- --------------------
                         Ratio                Ratio                Ratio
                        of Net               of Net               of Net
                       Invest-              Invest-              Invest-
            Ratio of      ment   Ratio of      ment   Ratio of      ment
            Expenses    Income   Expenses    Income   Expenses    Income
                  to        to         to        to         to        to
             Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Net       Net        Net       Net        Net       Net    Turnover
June 30,      Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)        1.30%*    2.97%*     1.24%*    3.02%*     1.24%*    3.03%*        18%
 2000           1.26      2.95       1.21      3.01       1.20      3.02          53
 1999           1.23      2.49       1.19      2.52       1.19      2.52          52
 1998           1.36      2.47       1.10      2.73       1.10      2.73          87
 1997(d)        1.58*     2.31*      1.10*     2.79*      1.10*     2.79*         32
Class B (8/96)
 2001(e)        2.05*     2.22*      1.99*     2.28*      1.99*     2.28*         18
 2000           2.01      2.20       1.96      2.26       1.95      2.27          53
 1999           1.98      1.80       1.94      1.83       1.94      1.83          52
 1998           2.10      1.71       1.85      1.96       1.85      1.96          87
 1997(d)        2.22*     1.62*      1.85*     1.99*      1.85*     1.99*         32
Class C (8/96)
 2001(e)        2.05*     2.22*      1.99*     2.28*      1.99*     2.28*         18
 2000           2.01      2.21       1.96      2.27       1.95      2.28          53
 1999           1.98      1.76       1.94      1.80       1.94      1.80          52
 1998           2.11      1.71       1.85      1.97       1.85      1.97          87
 1997(d)        2.29*     1.53*      1.85*     1.97*      1.85*     1.97*         32
Class R (8/96)
 2001(e)        1.05*     3.21*       .99*     3.27*       .99*     3.28*         18
 2000           1.01      3.20        .96      3.26        .95      3.26          53
 1999            .98      2.72        .94      2.76        .94      2.77          52
 1998           1.11      2.73        .85      2.99        .85      2.99          87
 1997(d)        2.05*     1.96*       .85*     3.16*       .85*     3.16*         32
-----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations       Less Distributions
                      -------------------------  ------------------------
STOCK AND BOND
                                     Net
                               Realized/
                              Unrealized
            Beginning     Net    Invest-             Net                   Ending             Ending
                  Net Invest-       ment         Invest-                      Net                Net
Year Ended      Asset    ment       Gain            ment  Capital           Asset     Total   Assets
June 30,        Value  Income     (Loss)  Total   Income    Gains   Total   Value Return(a)    (000)
----------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)       $25.20    $.33     $ 2.15  $2.48    $(.34)  $(1.94) $(2.28) $25.40      9.98% $51,005
 2000           27.18     .69      (1.02)  (.33)    (.70)    (.95)  (1.65)  25.20     (1.23)  52,470
 1999           26.39     .58       1.93   2.51     (.57)   (1.15)  (1.72)  27.18     10.21   67,512
 1998           23.84     .77       3.11   3.88     (.76)    (.57)  (1.33)  26.39     16.71   69,614
 1997(d)        20.00     .70       3.66   4.36     (.42)    (.10)   (.52)  23.84     22.04   56,686
Class B (8/96)
 2001(e)        25.20     .23       2.15   2.38     (.24)   (1.94)  (2.18)  25.40      9.60   11,754
 2000           27.18     .50      (1.02)  (.52)    (.51)    (.95)  (1.46)  25.20     (1.97)  11,200
 1999           26.39     .39       1.93   2.32     (.38)   (1.15)  (1.53)  27.18      9.39   12,856
 1998           23.84     .59       3.10   3.69     (.57)    (.57)  (1.14)  26.39     15.86   10,356
 1997(d)        20.00     .46       3.75   4.21     (.27)    (.10)   (.37)  23.84     21.26      646
Class C (8/96)
 2001(e)        25.21     .23       2.15   2.38     (.24)   (1.94)  (2.18)  25.41      9.59    6,457
 2000           27.19     .50      (1.02)  (.52)    (.51)    (.95)  (1.46)  25.21     (1.93)   6,620
 1999           26.39     .40       1.93   2.33     (.38)   (1.15)  (1.53)  27.19      9.39    7,142
 1998           23.84     .59       3.10   3.69     (.57)    (.57)  (1.14)  26.39     15.86    4,142
 1997(d)        20.00     .53       3.68   4.21     (.27)    (.10)   (.37)  23.84     21.26      980
Class R (8/96)
 2001(e)        25.19     .36       2.16   2.52     (.37)   (1.94)  (2.31)  25.40     10.16    5,222
 2000           27.18     .76      (1.03)  (.27)    (.77)    (.95)  (1.72)  25.19     (1.02)   4,625
 1999           26.39     .65       1.93   2.58     (.64)   (1.15)  (1.79)  27.18     10.48    4,445
 1998           23.84     .83       3.11   3.94     (.82)    (.57)  (1.39)  26.39     16.99    3,413
 1997(d)        20.00     .61       3.80   4.41     (.47)    (.10)   (.57)  23.84     22.31    6,052
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            -------------------------------------------------------------------------
             Before Credit/           After            After Credit/
             Reimbursement       Reimbursement(b)     Reimbursement(c)
STOCK AND BOND------------------ -------------------- --------------------
                         Ratio                Ratio                Ratio
                        of Net               of Net               of Net
                       Invest-              Invest-              Invest-
            Ratio of      ment   Ratio of      ment   Ratio of      ment
            Expenses    Income   Expenses    Income   Expenses    Income
                  to        to         to        to         to        to
             Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Net       Net        Net       Net        Net       Net    Turnover
June 30,      Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------
Class A (8/96)
 2001(e)        1.51%*    2.23%*     1.25%*    2.49%*     1.24%*    2.50%*        32%
 2000           1.38      2.50       1.21      2.66       1.20      2.67          81
 1999           1.36      2.10       1.19      2.27       1.19      2.27          96
 1998           1.48      2.68       1.10      3.06       1.10      3.06          86
 1997(d)        1.71*     2.78*      1.10*     3.39*      1.10*     3.39*         52
Class B (8/96)
 2001(e)        2.26*     1.47*      2.00*     1.73*      1.99*     1.73*         32
 2000           2.13      1.76       1.96      1.92       1.95      1.93          81
 1999           2.11      1.38       1.94      1.54       1.94      1.54          96
 1998           2.24      1.93       1.85      2.32       1.85      2.32          86
 1997(d)        2.49*     1.59*      1.85*     2.23*      1.85*     2.23*         52
Class C (8/96)
 2001(e)        2.26*     1.48*      2.00*     1.74*      1.99*     1.75*         32
 2000           2.13      1.76       1.96      1.93       1.95      1.93          81
 1999           2.10      1.38       1.94      1.54       1.94      1.55          96
 1998           2.24      1.92       1.85      2.31       1.85      2.31          86
 1997(d)        2.31*     2.07*      1.85*     2.53*      1.85*     2.53*         52
Class R (8/96)
 2001(e)        1.26*     2.46*      1.00*     2.72*       .99*     2.73*         32
 2000           1.13      2.74        .96      2.91        .95      2.92          81
 1999           1.11      2.37        .94      2.53        .94      2.53          96
 1998           1.23      2.94        .85      3.32        .85      3.32          86
 1997(d)        2.29*     1.68*       .85*     3.12*       .85*     3.12*         52
----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
33

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations        Less Distributions
                      --------------------------  ------------------------
EUROPEAN VALUE
                                      Net
                                Realized/
                               Unrealized
            Beginning     Net     Invest-             Net                   Ending             Ending
                  Net Invest-        ment         Invest-                      Net                Net
Year Ended      Asset    ment        Gain            ment  Capital           Asset     Total   Assets
June 30,        Value  Income      (Loss)  Total   Income    Gains   Total   Value Return(a)    (000)
-----------------------------------------------------------------------------------------------------
Class A (5/98)
 2001(e)       $23.34    $.05       $(.81) $(.76)   $(.18)  $(2.04) $(2.22) $20.36     (2.92)% $2,736
 2000           20.17     .18        3.28   3.46     (.18)    (.11)   (.29)  23.34     17.22    3,373
 1999           19.86     .22         .10    .32     (.01)      --    (.01)  20.17      1.63    3,277
 1998(d)        20.00     .02        (.14)  (.12)    (.02)      --    (.02)  19.86      (.59)     102
Class B (5/98)
 2001(e)        23.17    (.03)       (.82)  (.85)    (.01)   (2.04)  (2.05)  20.27     (3.23)   3,250
 2000           20.04     .01        3.26   3.27     (.03)    (.11)   (.14)  23.17     16.34    3,518
 1999           19.87     .04         .13    .17       --       --      --   20.04       .86    3,130
 1998(d)        20.00     .03        (.15)  (.12)    (.01)      --    (.01)  19.87      (.60)     335
Class C (5/98)
 2001(e)        23.16    (.04)       (.80)  (.84)    (.01)   (2.04)  (2.05)  20.27     (3.18)     787
 2000           20.04     .01        3.25   3.26     (.03)    (.11)   (.14)  23.16     16.29      868
 1999           19.87     .07         .10    .17       --       --      --   20.04       .86      711
 1998(d)        20.00     .01        (.13)  (.12)    (.01)      --    (.01)  19.87      (.60)      42
Class R (5/98)
 2001(e)        23.39     .07        (.81)  (.74)    (.24)   (2.04)  (2.28)  20.37     (2.82)   4,722
 2000           20.21     .24        3.29   3.53     (.24)    (.11)   (.35)  23.39     17.44    5,395
 1999           19.87     .23         .13    .36     (.02)      --    (.02)  20.21      1.86    4,135
 1998(d)        20.00     .03        (.13)  (.10)    (.03)      --    (.03)  19.87      (.52)   3,240
-----------------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            --------------------------------------------------------------------------
             Before Credit/            After            After Credit/
             Reimbursement        Reimbursement(b)     Reimbursement(c)
EUROPEAN VALUE------------------- -------------------- --------------------
                         Ratio                 Ratio                Ratio
                        of Net                of Net               of Net
                       Invest-               Invest-              Invest-
            Ratio of      ment    Ratio of      ment   Ratio of      ment
            Expenses    Income    Expenses    Income   Expenses    Income
                  to        to          to        to         to        to
             Average   Average     Average   Average    Average   Average   Portfolio
Year Ended       Net       Net         Net       Net        Net       Net    Turnover
June 30,      Assets    Assets      Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------
Class A (5/98)
 2001(e)        3.09%*   (1.09)%*     1.56%*     .44%*     1.55%*     .45%*        99%
 2000           3.36     (1.00)       1.56       .80       1.55       .81         281
 1999           2.44       .26        1.55      1.15       1.55      1.15         230
 1998(d)       14.82*   (11.94)*      1.55*     1.33*      1.55*     1.33*          5
Class B (5/98)
 2001(e)        3.85*    (1.86)*      2.31*     (.32)*     2.30*     (.32)*        99
 2000           4.17     (1.83)       2.31       .03       2.30       .04         281
 1999           3.17      (.68)       2.30       .19       2.30       .19         230
 1998(d)       14.56*   (10.67)*      2.30*     1.59*      2.30*     1.59*          5
Class C (5/98)
 2001(e)        3.85*    (1.87)*      2.31*     (.33)*     2.30*     (.32)*        99
 2000           4.22     (1.86)       2.31       .05       2.30       .06         281
 1999           3.20      (.56)       2.30       .34       2.30       .35         230
 1998(d)       15.88*   (12.98)*      2.30*      .60*      2.30*      .60*          5
Class R (5/98)
 2001(e)        2.84*     (.88)*      1.31*      .66*      1.30*      .67*         99
 2000           3.22      (.85)       1.31      1.06       1.30      1.07         281
 1999           2.20       .30        1.30      1.20       1.30      1.20         230
 1998(d)       15.04*   (11.99)*      1.30*     1.75*      1.30*     1.75*          5
-----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended December 31, 2000.



                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                                     Notes

                                     Notes

Fund Information

Board of Trustees
James E. Bacon
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

Fund Manager
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Chapman & Cutler
Chicago, IL.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at
(800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

      Serving
Investors
         For Generations
--------------------------------------------------------------------------------

[PHOTO OF JOHN NUVEEN APPEARS HERE]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments
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